Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Other Current Liabilities [Line Items]
Liability for UK tax leases (note 20)	$ (71,432,000)	$ 0
Day 1 gain deferred revenue - current portion	(32,532,000)	(9,950,000)
Deferred operating cost and charterhire revenue	(13,683,000)	(12,330,000)
Current portion of operating lease liability	(4,102,000)	(5,005,000)
Other	(3,449,000)	(12,509,000)
Other liabilities, current	(150,956,000)	(85,419,000)	[1]
Dividends payable to VIE	0	7,500,000
Interest Rate Swap
Other Current Liabilities [Line Items]
Mark-to-market interest rate swaps valuation (note 18)	25,758,000	44,315,000
Foreign Exchange Swaps
Other Current Liabilities [Line Items]
Mark-to-market interest rate swaps valuation (note 18)	$ 0	$ 1,310,000

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).